SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-4074
General New York Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6620

Date of fiscal year end:	10/31
Date of reporting period:	7/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
General New York Municipal Bond Fund, Inc.
July 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.3%	Rate (%)	Date	Amount ($)	Value ($)

New York--94.5%
Buffalo Fiscal Stability
Authority, Sales Tax and State
Aid Revenue (Insured; MBIA)	5.00	9/1/16	3,000,000	3,204,810
Erie County Industrial Development
Agency, School Facility
Revenue (City School District
of the City of Buffalo
Project) (Insured; FSA)	5.75	5/1/24	2,000,000	2,225,500
Erie County Industrial Development
Agency, School Facility
Revenue (City School District
of the City of Buffalo
Project) (Insured; FSA)	5.75	5/1/25	2,000,000	2,225,500
Hempstead Industrial Development
Agency, Civic Facility Revenue
(Adelphi University Civic
Facility)	5.00	10/1/30	2,000,000	2,039,360
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences Project)	6.00	5/1/29	1,370,000	1,395,126
Jefferson County Industrial
Development Agency, SWDR
(International Paper Co.)	5.20	12/1/20	2,000,000	2,034,120
Long Island Power Authority,
Electric System General Revenue	4.50	12/1/24	2,750,000	2,704,322
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/35	3,000,000	3,077,550
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; FSA)	5.25	11/15/25	4,000,000	4,211,920
Metropolitan Transportation
Authority, Revenue (Insured;
AMBAC)	5.50	11/15/18	4,000,000	4,338,560
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	1/1/12	1,220,000 a	1,301,813
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	7/1/12	2,780,000 a	2,980,299
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	4,000,000	4,090,680

New York City	5.50	6/1/13	10,000 a	10,973
New York City	5.00	11/1/19	3,000,000	3,124,260
New York City	5.38	12/1/20	1,000,000	1,055,560
New York City	5.50	8/1/21	2,500,000	2,678,900
New York City	5.00	8/1/22	2,000,000	2,069,600
New York City	5.50	6/1/23	1,590,000	1,696,498
New York City	5.25	8/15/24	4,000,000	4,210,040
New York City	5.00	4/1/30	3,500,000	3,587,080
New York City Housing Development
Corp., Capital Fund Program
Revenue (New York City Housing
Authority Program) (Insured;
FGIC)	5.00	7/1/25	1,200,000	1,251,240
New York City Housing Development
Corp., MFHR (Collateralized:
FHA and GNMA)	5.25	11/1/30	3,500,000	3,638,565
New York City Industrial
Development Agency, Civic
Facility Revenue (College of
Aeronautics Project)	5.50	5/1/28	1,600,000	1,629,920
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center
Project)	6.25	3/1/15	2,000,000	2,128,220
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	1,000,000	1,141,510
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	1,500,000	1,792,950
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. Project)	6.90	8/1/24	1,000,000	999,840
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/18	1,000,000	1,066,930
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/24	3,000,000	3,181,980
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.00	6/15/22	3,000,000	3,123,600
New York City Municipal Water

Finance Authority, Water and
Sewer System Revenue	5.00	6/15/37	2,500,000	2,566,725
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue (Insured;
FGIC)	5.75	6/15/09	2,000,000 a	2,129,040
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.00	5/15/10	2,240,000 a	2,441,174
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.00	5/15/10	760,000 a	828,256
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/22	4,000,000	4,194,440
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/25	2,360,000	2,461,928
New York Liberty Development
Corp., Revenue (Goldman Sachs
Headquarters Issue)	5.25	10/1/35	2,140,000	2,349,185
New York State Dormitory
Authority, Catholic Health
Services of Long Island
Obligated Group Revenue (Saint
Francis Hospital Project)	5.00	7/1/21	3,000,000	3,049,890
New York State Dormitory
Authority, Health Center
Revenue (Guaranteed; SONYMA)	5.00	11/15/19	1,000,000	1,041,760
New York State Dormitory
Authority, Insured Mortgage HR
(Lutheran Medical Center)
(Insured; MBIA)	5.00	8/1/16	1,000,000	1,048,690
New York State Dormitory
Authority, Insured Revenue
(Manhattan College) (Insured;
Radian)	5.50	7/1/16	2,000,000	2,147,240
New York State Dormitory
Authority, LR (State
University Educational
Facilities) (Insured; FGIC)	5.50	7/1/11	1,475,000 a	1,592,956
New York State Dormitory
Authority, Revenue (Columbia
University)	5.13	7/1/21	3,630,000	3,822,281
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/31	2,000,000	2,089,800
New York State Dormitory
Authority, Revenue
(Consolidated City University
System)	5.63	7/1/16	2,500,000	2,752,525
New York State Dormitory

Authority, Revenue
(Consolidated City University
System)	5.75	7/1/18	2,500,000	2,784,475
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FGIC)	5.75	7/1/16	2,000,000	2,142,500
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FSA)	5.75	7/1/18	1,290,000	1,445,277
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/24	3,000,000	3,144,510
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/35	2,500,000	2,587,875
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/35	1,500,000	1,545,480
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.00	2/15/28	845,000	863,877
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/19	1,475,000	1,629,551
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.50	7/1/26	2,000,000	2,020,700
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.50	7/1/26	500,000	505,175
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/33	2,000,000	2,063,260
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.00	7/1/15	3,885,000	4,104,425
New York State Dormitory
Authority, Revenue (New York
State Department of Health)
(Insured; CIFG)	5.00	7/1/25	3,000,000	3,101,280
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	5.88	5/15/17	2,060,000	2,325,225
New York State Dormitory
Authority, Revenue (University

of Rochester)	5.00	7/1/34	4,000,000	4,078,400
New York State Dormitory
Authority, Secured Hospital
Revenue (New York Downtown
Hospital) (Insured; MBIA)	5.30	2/15/20	2,500,000	2,589,775
New York State Dormitory
Authority, South Nassau
Communities HR (Winthrop South
Nassau University Health
System Obligated Group)	5.50	7/1/23	1,825,000	1,901,540
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.38	3/15/13	1,000,000 a	1,090,120
New York State Energy Research and
Development Authority, Gas
Facilities Revenue (Brooklyn
Union Gas Co. Project)	6.37	4/1/20	5,000,000	5,288,600
New York State Housing Finance
Agency, Revenue (Fairway Manor
Apartments and LooseStrife
Fields Apartments)
(Collateralized; FHA)	6.75	11/15/36	25,000	25,615
New York State Housing Finance
Agency, Service Contract
Obligation Revenue	6.00	9/15/06	6,535,000 a	6,683,410
New York State Housing Finance
Agency, Service Contract
Obligation Revenue	5.50	9/15/18	2,000,000	2,069,760
New York State Medical Care
Facilities Finance Agency,
Hospital and Nursing Home
Insured Mortgage Revenue
(Insured; MBIA)	6.13	2/15/15	200,000	202,196
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.35	10/1/26	2,000,000	2,047,560
New York State Power Authority,
Revenue	5.00	11/15/20	1,500,000	1,565,970
New York State Power Authority,
Revenue (Insured; FGIC)	5.00	11/15/18	1,000,000	1,062,130
New York State Power Authority,
Revenue (Insured; MBIA)	5.00	11/15/15	6,000,000	6,355,320
New York State Thruway Authority,
General Revenue (Insured;
AMBAC)	5.00	1/1/24	3,000,000	3,126,420
New York State Thruway Authority,
Highway and Bridge Trust Fund
(Insured; FGIC)	5.50	4/1/11	1,225,000 a	1,328,696
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund (Insured;
AMBAC)	5.48	4/1/19	2,250,000 b,c	2,509,020
New York State Thruway Authority,

Service Contract Revenue
(Local Highway and Bridge)	6.00	4/1/07	1,965,000 a	2,034,109
New York State Thruway Authority,
Service Contract Revenue
(Local Highway and Bridge)	5.75	4/1/09	2,000,000 a	2,122,020
New York State Thruway Authority,
Service Contract Revenue
(Local Highway and Bridge)	5.25	4/1/11	3,295,000 a	3,511,152
New York State Urban Development
Corp., Correctional and Youth
Facilities Service Contract
Revenue	5.25	1/1/10	2,000,000	2,087,140
New York State Urban Development
Corp., Correctional Facilities
Revenue	5.50	1/1/14	3,000,000	3,208,740
New York State Urban Development
Corp., Correctional Facilities
Revenue (Insured; FSA)	5.50	1/1/14	3,000,000	3,287,250
New York State Urban Development
Corp., State Personal Income
Tax Revenue (State Facilities
and Equipment) (Insured; FGIC)	5.50	3/15/13	3,000,000 a	3,292,110
Newburgh Industrial Development
Agency, IDR (Bourne and Kenny
Redevelopment Co. LLC Project)
(Guaranteed; SONYMA)	5.65	8/1/20	25,000	25,869
Newburgh Industrial Development
Agency, IDR (Bourne and Kenny
Redevelopment Co. LLC Project)
(Guaranteed; SONYMA)	5.75	2/1/32	1,535,000	1,601,634
Niagara County Industrial
Development Agency, SWDR	5.63	11/15/14	2,000,000	2,095,120
Niagara County Industrial
Development Agency, SWDR	5.55	11/15/15	1,500,000	1,559,505
North Country Development
Authority, Solid Waste
Management System Revenue
(Insured; FSA)	6.00	5/15/15	2,260,000	2,496,758
Onondaga County Industrial
Development Agency, Sewer
Facilities Revenue (Bristol
Meyers Squibb Co. Project)	5.75	3/1/24	4,000,000	4,424,960
Orange County Industrial
Development Agency, Life Care
Community Revenue (Glenn Arden
Inc. Project)	5.63	1/1/18	1,000,000	1,018,380
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/23	3,000,000	3,120,270
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air

Terminal LLC Project)
(Insured; MBIA)	6.25	12/1/13	5,000,000	5,630,100
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/31	1,000,000	1,032,180
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/36	1,000,000	1,029,870
Rensselaer County Industrial
Development Agency, IDR
(Albany International Corp.)
(LOC; Bank of America)	7.55	6/1/07	4,000,000	4,109,320
Tobacco Settlement Financing Corp.
of New York, Asset-Backed
Revenue Bonds (State
Contingency Contract Secured)	5.50	6/1/18	1,000,000	1,069,510
Tobacco Settlement Financing Corp.
of New York, Asset-Backed
Revenue Bonds (State
Contingency Contract Secured)	5.50	6/1/21	3,000,000	3,208,260
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.50	1/1/22	2,000,000 a	2,279,100
Triborough Bridge and Tunnel
Authority, Revenue (Insured;
MBIA)	5.00	11/15/32	3,000,000	3,075,390
Ulster County Industrial
Development Agency, Civic
Facility (Benedictine Hospital
Project)	6.45	6/1/24	1,950,000	1,935,512
Westchester Tobacco Asset
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/26	2,000,000	1,993,640
U.S. Related--3.8%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	2,695,000 a	2,913,376
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	1,000,000	1,045,810
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.63	7/1/10	3,000,000 a	3,230,670
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.75	7/1/10	2,420,000 a	2,615,149
Total Long-Term Municipal Investments
(cost $244,228,664)				251,974,162
Short-Term Municipal	Coupon	Maturity	Principal

Investments--.9%	Rate (%)	Date	Amount ($)	Value ($)

New York;
New York City,
GO Notes (Insured; MBIA and
Liquidity Facility; Bank of
Nova Scotia)	3.64	8/1/06	1,300,000 d	1,300,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.64	8/1/06	1,000,000 d	1,000,000
Total Short-Term Municipal Investments
(cost $2,300,000)				2,300,000
Total Investments (cost $246,528,664)			99.2%	254,274,162
Cash and Receivables (Net)			.8%	2,010,254
Net Assets			100.0%	256,284,416

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Inverse floater security--the interest rate is subject to change periodically.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, this security amounted to $2,509,020 or 1.0% of net assets.
d	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation

HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York Municipal Bond Fund, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	September 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 15, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	September 15, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)